Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Leju Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
	2013	2015
Risk-free rate of return	2.98%	2.14%
Contractual life of option	10 years	10 years
Estimated volatility rate	56.74%	62.82%
Dividend yield	0.00%	2.56%

Summary of share option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2015	6,133,799	4.60	8.92	37,784,202
Granted	2,517,000	6.38
Exercised	(196,185)	4.60		949,907
Forfeited	(390,896)	5.26

Outstanding, as of December 31, 2015	8,063,718	5.12	8.50	4,806,104

Vested and expected to vest as of December 31, 2015	7,824,106	5.51	8.97	1,663,274
Exercisable as of December 31, 2015	3,635,917	4.60	7.92	4,072,227

Summary of restricted share activity

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Outstanding, as of January 1, 2015	1,526,600	9.42
Granted	—
Vested	(719,064)	9.98
Forfeited	(10,200)	16.25

Outstanding, as of December 31, 2015	797,336	8.82

Omnigold Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2015
Risk-free rate of return	3.33%
Contractual life of option	10 years
Estimated volatility rate	63.69%
Dividend yield	0.00%

Summary of share option activity

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2015	—
Granted	2,400,000	1.50	10.00	—
Exercised	—
Forfeited	(130,000)	1.50		—

Outstanding, as of December 31, 2015	2,270,000	1.50	9.61	—

Vested and expected to vest as of December 31, 2015	1,966,771	1.50	9.61	—
Exercisable as of December 31, 2015	—

E-House Plan
Share-Based Compensation
Summary of share option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
Outstanding, as of January 1, 2015	9,476,704	4.52		25,776,635
Exercised	(513,261)	1.86		1,745,007
Forfeited	(7,160)	4.74

Outstanding, as of December 31, 2015	8,956,283	4.67	4.80	14,509,178

Vested and expected to vest as of December 31, 2015	8,956,283	4.67	4.80	14,509,178
Exercisable as of December 31, 2015	8,956,283	4.67	4.80	14,509,178

Summary of restricted share activity

		Weighted
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Unvested as of January 1, 2015	2,697,049	8.50
Granted	—
Vested	(1,288,330)	7.69
Forfeited	(50,004)	7.90

Unvested as of December 31, 2015	1,358,715	8.50